Regulatory Capital and Ratios (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier 1 Risk-Based Capital
Actual Amount	$ 5,707	$ 4,984
Minimum Capital Requirement Amount	1,139	850
Minimum to be Well Capitalized Amount	1,709	1,276
Actual Ratio	20.00%	23.40%
Minimum Capital Requirement Ratio	4.00%	4.00%
Minimum to be Well Capitalized Ratio	6.00%	6.00%
Total Risk-Based Capital
Actual Amount	5,760	5,036
Minimum Capital Requirement Amount	2,279	1,701
Minimum to be Well Capitalized Amount	2,848	2,126
Actual Ratio	20.20%	23.70%
Minimum Capital Requirement Ratio	8.00%	8.00%
Minimum to be Well Capitalized Ratio	10.00%	10.00%
Tier 1 Leverage
Actual Amount	5,707	4,984
Minimum Capital Requirement Amount	3,412	2,642
Minimum to be Well Capitalized Amount	4,266	3,302
Actual Ratio	6.70%	7.50%
Minimum Capital Requirement Ratio	4.00%	4.00%
Minimum to be Well Capitalized Ratio	5.00%	5.00%
Tangible Equity
Actual Amount	5,707	4,984
Minimum Capital Requirement Amount	$ 1,706	$ 1,321
Actual Ratio	6.70%	7.50%
Minimum Capital Requirement Ratio	2.00%	2.00%